Borrowings (Details) - Overdraft credit facilities ₽ in Millions	9 Months Ended
Sep. 30, 2019 RUB (₽)
Borrowings
Borrowings maturity	December 2019 to June 2020
Credit facility balance payable	₽ 0
Maximum
Borrowings
Credit facility limit	₽ 1,460
Interest rate	30.00%